UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         Form 13F

                                    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
	This Amendment (Check only one.): [ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		NLI International Inc.
Address: 	1251 Avenue of the Americas, 18th Floor
		New York, NY 10020-1198

Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Takeshi Shirasaka
Title: Executive Vice President
Phone: (212) 403-3400

Signature, Place, and Date of Signing:



________________________	New York, NY		_____________________

[Signature] 			[City, State] 		[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: 426,120
(thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

			                    FORM 13F INFORMATION TABLE
 					 NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.


   COLUMN 1                    COLUMN 2       COLUMN 3   COLUMN 4    COLUMN 5         Column 6   Column 7  Column 8

   NAME                        TITLE          CUSIP      VALUE       AMOUNT           Investment   Other    Voting
   OF ISSUER                   OF CLASS       NUMBER     ($1,000)    and Type of      Discretion  Managers  Authority
								     Security(shares)
								     Shares or
								     Principal SH/ PUT
								     Amount    PRN CALL


													      Sole   Shared None

 GARMIN LTD                     ORD      	G37260109     6,242      183,900   SH 	 SOLE         	     183,900
 NOBLE CORPORATION              SHS       	G65422100       821       18,700   SH	 SOLE          	      18,700
 TRANSOCEAN INC NEW             SHS       	G90073100     8,201       74,661   SH  	 SOLE          	      74,661
 TYCO INTL LTD BERMUDA          SHS       	G9143X208     6,535      186,600   SH    SOLE         	     186,600
 AT&T INC                       COM       	00206R102     5,738      205,500   SH  	 SOLE         	     205,500
 ABBOTT LABS                    COM       	002824100     6,938      120,500   SH    SOLE        	     120,500
 AFFILIATED COMPUTER SERVICES   CL A      	008190100     6,946      137,200   SH    SOLE          	     137,200
 ALTRIA GROUP INC               COM       	02209S103     7,666      386,400   SH    SOLE          	     386,400
 AMAZON COM INC                 COM       	023135106     2,845       39,100   SH    SOLE                 39,100
 APPLE INC                      COM      	037833100     6,104       53,700   SH    SOLE                 53,700
 BANK OF NEW YORK MELLON CORP   COM       	064058100     4,649      142,700   SH    SOLE                142,700
 BECTON DICKINSON & CO          COM       	075887109     1,059       13,200   SH    SOLE                 13,200
 BIOGEN IDEC INC                COM       	09062X103     5,004       99,500   SH    SOLE                 99,500
 BURLINGTON NORTHN SANTA FE C   COM       	12189T104     1,294       14,000   SH    SOLE                 14,000
 CVS CAREMARK CORPORATION       COM              126650100    4,517      134,200   SH    SOLE                134,200
 CAMERON INTERNATIONAL CORP     COM              13342B105    1,445       37,500   SH    SOLE                 37,500
 CATERPILLAR INC DEL            COM              149123101    1,526       25,600   SH    SOLE                 25,600
 CITIGROUP INC                  COM              172967101   11,641      567,600   SH    SOLE                567,600
 CORNING INC                    COM              219350105    4,199      268,500   SH    SOLE                268,500
 CUMMINS INC                    COM              231021106    3,275       74,900   SH    SOLE                 74,900
 DEVON ENERGY CORP NEW          COM              25179M103    6,922      75,900    SH    SOLE                 75,900
 EXELON CORP                    COM              30161N101    9,468     151,200    SH    SOLE                151,200
 EXXON MOBIL CORP               COM              30231G102   11,905     153,300    SH    SOLE                153,300
 FEDEX CORP                     COM              31428X106    1,138      14,400    sH    SOLE         	      14,400
 FIRST SOLAR INC                COM              336433107    3,551      18,800    SH    SOLE                 18,800
 GAMESTOP CORP NEW              CL A             36467W109      900      26,300    SH    SOLE                 26,300
 GENERAL ELECTRIC CO            COM              369604103    5,934     232,700    SH    SOLE                232,700
 GENZYME CORP                   COM              372917104    9,925     122,700    SH    SOLE                122,700
 GILEAD SCIENCES INC            COM              375558103    5,374     117,900    SH    SOLE                117,900
 GOOGLE INC                     CL A             38259P508    9,192      22,950    SH    SOLE                 22,950
 HALLIBURTON CO                 COM              406216101    3,245     100,200    SH    SOLE                100,200
 HEINZ H J CO                   COM              423074103    9,504     190,200    SH    SOLE                190,200
 HEWLETT PACKARD CO             COM              428236103   12,249     264,900    SH    SOLE                264,900
 HOLOGIC INC                    COM              436440101    1,792      92,700    SH    SOLE                 92,700
 INTEL CORP                     COM              458140100    6,432     343,400    SH    SOLE                343,400
 INTL PAPER CO                  COM              460146103    3,134     119,700    SH    SOLE                119,700
 INTUIT                         COM              461202103    1,125      35,600    SH    SOLE                 35,600
 JPMORGAN & CHASE & CO          COM              46625H100   21,277     455,600	   SH    SOLE                455,600
 JOHNSON & JOHNSON              COM              478160104    8,840     127,600	   SH    SOLE                127,600
 JOHNSON CTLS INC               COM              478366107    5,171     170,500	   SH    SOLE                170,500
 LOCKHEED MARTIN CORP           COM              539830109    6,975      63,600	   SH    SOLE                 63,600
 MARATHON OIL CORP              COM              565849106    6,539     164,000	   SH    SOLE                164,000
 MCDONALDS CORP                 COM              580135101    8,200     132,900	   SH    SOLE                132,900
 MERCK & CO INC                 COM              589331107    1,995      63,200	   SH    SOLE                 63,200
 METLIFE INC                    COM              59156R108    7,907     141,200	   SH    SOLE                141,200
 MICROSOFT CORP                 COM              594918104    5,498     206,000	   SH    SOLE                206,000
 MONSANTO CO NEW                COM              61166W101    5,919      59,800	   SH    SOLE                 59,800
 MOODYS CORP                    COM              615369105    3,080      90,600	   SH    SOLE                 90,600
 NII HLDGS INC                  CL B NEW         62913F201    1,915      50,500	   SH    SOLE                 50,500
 NATIONAL OILWELL VARCO INC     COM              637071101    5,606     111,600	   SH    SOLE                111,600
 NIKE INC                       CL B             654106103    5,064      75,700	   SH    SOLE                 75,700
 OCCIDENTAL PETE CORP DEL       COM              674599105    6,587      93,500	   SH    SOLE                 93,500
 PEPSICO INC                    COM              713448108   14,724     206,600	   SH    SOLE                206,600
 PRAXAIR INC                    COM              74005P104    3,035      42,300	   SH    SOLE                 42,300
 PROCTER & GAMBLE CO            COM              742718109    3,596      51,600	   SH    SOLE                 51,600
 QUALCOMM INC                   COM              747525103   12,100     281,600	   SH    SOLE                281,600
 ROPER INDS INC NEW             COM              776696106    5,092      89,400	   SH    SOLE                 89,400
 SANDISK CORP                   COM              80004C101      669      34,200	   SH    SOLE                 34,200
 SCHERING PLOUGH CORP           COM              806605101    5,033     272,500	   SH    SOLE                272,500
 SEMPRA ENERGY                  COM              816851109    6,465     128,100	   SH    SOLE                128,100
 TJX COS INC NEW                COM              872540109    1,599      52,400	   SH    SOLE                 52,400
 THERMO FISHER SCIENTIFIC INC   COM              883556102   13,349     242,700	   SH    SOLE                242,700
 TIME WARNER INC                COM              887317105    8,161     622,500	   SH    SOLE                622,500
 US BANCORP DEL                 COM NEW          902973304   12,877     357,500	   SH    SOLE                357,500
 UNITED TECHNOLOGIES CORP       COM              913017109    7,610     126,700	   SH    SOLE                126,700
 VERIZON COMMUNICATIONS INC     COM              92343V104    6,405     199,600	   SH    SOLE                199,600
 VISA INC                       COM CL A         92826C839    4,813      78,400	   SH    SOLE                 78,400
 WAL MART STORES INC            COM              931142103    9,552     159,500	   SH    SOLE                159,500
 WELLS FARGO & CO NEW           COM              949746101   10,756     286,600	   SH    SOLE                286,600
 XTO ENERGY INC                 COM              98385X106    1,275      27,400	   SH    SOLE                 27,400

  GRAND TOTAL                                                     	426,120
